Cover	Jul. 15, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2021
Entity File Number	001-38158
Entity Registrant Name	FALCON MINERALS CORPORATION
Entity Central Index Key	0001703785
Entity Tax Identification Number	82-0820780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	510 Madison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	506-5925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A
Class A Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FLMN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share Class A Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share Class A Common Stock
Trading Symbol	FLMNW
Security Exchange Name	NASDAQ